RESTRUCTURING (Tables)	12 Months Ended
Jan. 03, 2021
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges by Plan
The following table summarizes the period-to-date restructuring charges by plan recognized in our Consolidated and Combined Statements of Operations:

	Fiscal Year Ended
(In thousands)	January 3, 2021	December 29, 2019	December 30, 2018
February 2018 Restructuring Plan:
Severance and benefits	$—	$(234)	$5,821
Other costs(1)	—	(299)	159
Total February 2018 Restructuring Plan	—	(533)	5,980
December 2016 Plan:
Severance and benefits	—	—	523
Lease and related termination costs	—	—	6
Other costs(1)	—	5	1,309
Total December 2016 Plan	—	5	1,838
Legacy Restructuring Plans:
Severance and benefits	—	—	(282)
Other costs(1)	—	11	230
Total Legacy Plan	—	11	(52)
Total restructuring charges	$—	$(517)	$7,766
(1)Other costs primarily represent associated legal and advisory services, and costs of relocating employees.

Schedule of Restructuring Reserve
The following table summarizes the restructuring reserve movements during fiscal year 2019:

(In thousands)	December 30, 2018	Charges (Benefits)	Recovery (Payments)	December 29, 2019
February 2018 Restructuring Plan:
Severance and benefits	$4,516	$(234)	$(4,062)	$220
Other costs(1)	—	(299)	299	—
Total February 2018 Restructuring Plan	4,516	(533)	(3,763)	220
December 2016 Plan:
Severance and benefits	—	—	—	—
Lease and related termination costs	—	—	—	—
Other costs(1)	—	5	(5)	—
Total December 2016 Plan	—	5	(5)	—
Legacy Restructuring Plans:
Severance and benefits	384	—	(141)	243
Other costs(1)	73	11	(32)	52
Total Legacy Plan	457	11	(173)	295
Total restructuring charges	$4,973	$(517)	$(3,941)	$515
(1)Other costs primarily represent associated legal and advisory services, and costs of relocating employees.